Captical Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital commitments [Line Items]
Contractual capital commitments	¥ 46,574	¥ 41,893
Land and buildings [member]
Disclosure of capital commitments [Line Items]
Contractual capital commitments	8,607	7,430
Telecommunications equipment and others [member]
Disclosure of capital commitments [Line Items]
Contractual capital commitments	¥ 37,967	¥ 34,463